Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD NEW JERSEY TAX-FREE FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 29, 2016
Supplement [Text Block]	newjersey_SupplementTextBlock	[SHIP LOGO VANGUARD (R)]

Vanguard New Jersey Tax-Exempt Money Market Fund

Supplement to the Prospectus and Summary Prospectus Dated March 29, 2016

Important Announcement

The board of trustees of Vanguard New Jersey Tax-Free Funds has approved the renaming of Vanguard New Jersey Tax-Exempt Money Market Fund to Vanguard New Jersey Municipal Money Market Fund. This name change is expected to occur in the first quarter of 2017. The investment objective and limitations of the Fund will remain the same, including the 20% limitation on investments in securities that are subject to the alternative minimum tax.

The following changes are effective on October 14, 2016, as a result of rules adopted by the Securities and Exchange Commission (SEC) in July 2014 and September 2015.

Prospectus and Summary Prospectus Text Changes for Vanguard New Jersey Tax-Exempt Money Market Fund

The paragraph under “Principal Investment Policies” is replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its assets in a variety of high-quality, short-term New Jersey municipal securities whose income is exempt from federal and New Jersey state taxes. To be considered high quality, a security must be determined by Vanguard to present minimal credit risk based in part on a consideration of maturity, portfolio diversification, portfolio liquidity, and credit quality. The Fund invests in securities with effective maturities of 397 days or less, maintains a dollar-weighted average maturity of 60 days or less, and maintains a dollar-weighted average life of 120 days or less.

The last paragraph under “Principal Risks” is replaced with the following:

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

© 2016 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 95 102016
Vanguard New Jersey Tax-Exempt Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	newjersey_SupplementTextBlock	[SHIP LOGO VANGUARD (R)]

Vanguard New Jersey Tax-Exempt Money Market Fund

Supplement to the Prospectus and Summary Prospectus Dated March 29, 2016

Important Announcement

The board of trustees of Vanguard New Jersey Tax-Free Funds has approved the renaming of Vanguard New Jersey Tax-Exempt Money Market Fund to Vanguard New Jersey Municipal Money Market Fund. This name change is expected to occur in the first quarter of 2017. The investment objective and limitations of the Fund will remain the same, including the 20% limitation on investments in securities that are subject to the alternative minimum tax.

The following changes are effective on October 14, 2016, as a result of rules adopted by the Securities and Exchange Commission (SEC) in July 2014 and September 2015.

Prospectus and Summary Prospectus Text Changes for Vanguard New Jersey Tax-Exempt Money Market Fund

The paragraph under “Principal Investment Policies” is replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its assets in a variety of high-quality, short-term New Jersey municipal securities whose income is exempt from federal and New Jersey state taxes. To be considered high quality, a security must be determined by Vanguard to present minimal credit risk based in part on a consideration of maturity, portfolio diversification, portfolio liquidity, and credit quality. The Fund invests in securities with effective maturities of 397 days or less, maintains a dollar-weighted average maturity of 60 days or less, and maintains a dollar-weighted average life of 120 days or less.

The last paragraph under “Principal Risks” is replaced with the following:

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

© 2016 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 95 102016